PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Base salary and directors fees	$ 8	$ 8	$ 12
Short-term performance-related bonus	8	7	2
Post-employment benefits	1	1	1
Share-based compensation	$ 4	$ 3	$ 2